LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME (LOSS) PER SHARE

	2023	2022	2021
Numerator
Net loss	$(20,267,365)	$(21,036,690)	$(15,669,093)
Denominator
Weighted average number of common shares outstanding	40,099,752	36,739,857	34,545,752
Weighted average number of common shares outstanding - diluted	40,099,752	36,739,857	34,545,752
Basic and diluted loss per share	$(0.51)	$(0.57)	$(0.45)